Document and Entity Information	Jun. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2022
Entity Registrant Name	Marathon Bancorp, Inc. /MD/
Entity Incorporation, State or Country Code	MD
Entity File Number	333-251314
Entity Tax Identification Number	86-2191258
Entity Address, Address Line One	500 Scott Street
Entity Address, City or Town	Wausau
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54403
City Area Code	715
Local Phone Number	845-7331
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001835385
Title of 12(b) Security	Not Applicable
Trading Symbol	NA